SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (BASIS OF PREPARATION) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement Line Items [Line Items]
Net current liabilities | ¥		¥ 28,380	¥ 22,070
Deficiency in assets | ¥		¥ (27,554)	¥ (21,798)	¥ (15,505)	¥ 13,195
USD [Member]
Statement Line Items [Line Items]
Net current liabilities | $	$ 4,080
Deficiency in assets | $	$ (3,957)